Quarterly portfolio holdings
John Hancock
Municipal Opportunities Fund
Fixed income
February 28, 2026
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Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.5%				$1,536,619,761
(Cost $1,488,093,031)
Alabama 6.9%				108,295,121
Alabama Highway Authority (A)	5.000	09-01-45	1,000,000	1,097,089
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (B)	5.000	06-01-55	5,500,000	5,756,791
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (B)	4.625	06-01-55	1,900,000	1,951,110
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	9,250,000	9,675,167
Black Belt Energy Gas District Gas Project, Series C (B)	5.500	11-01-56	16,150,000	17,658,251
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,071,671
Black Belt Energy Gas District Gas Project, Series F	5.000	12-01-35	3,500,000	3,848,041
Black Belt Energy Gas District Gas Project, Series G	5.000	10-01-35	7,400,000	8,085,227
Black Belt Energy Gas District Gas Supply Revenue	4.000	06-01-51	2,000,000	2,087,457
Black Belt Energy Gas District Series B	5.000	12-01-31	900,000	983,853
Black Belt Energy Gas District Series B	5.000	12-01-34	7,000,000	7,729,602
City of Birmingham Birmingham Water Works Board (B)	3.750	09-01-26	2,215,000	2,215,202
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	1,750,000	1,912,948
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	3,830,000	4,058,006
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	4,125,000	4,554,682
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (C)	4.242	05-01-53	2,000,000	2,030,890
Southeast Energy Authority, a Cooperative District Series A	5.000	01-01-56	1,450,000	1,525,877
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	2,005,000	2,147,112
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	3,000,000	3,249,641
Southeast Energy Authority, a Cooperative District Series C	5.000	10-01-55	4,935,000	5,419,708
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	2,250,000	2,519,694
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	13,250,000	14,440,134
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	3,800,000	4,276,968
Alaska 0.2%				3,597,690
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,194,449
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,350,000	1,403,241
Arizona 2.0%				31,217,373
Arizona Industrial Development Authority Academies of Math & Science, Series A (B)	4.875	07-01-60	1,050,000	1,089,088
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (B)	4.430	07-01-33	850,000	856,605
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (B)	5.000	07-01-43	750,000	749,821
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	950,000	$975,556
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	350,000	279,306
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,600,630
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	2,200,000	2,246,647
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,074,492
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	3,025,927
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (B)	4.000	07-01-31	250,000	252,548
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (B)	5.500	09-01-32	840,000	857,580
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (B)	5.750	09-01-45	1,975,000	1,951,234
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-39	2,365,000	2,647,670
Maricopa County Industrial Development Authority Legacy Cares Project (B)	2.100	07-01-26	275,000	271,270
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	3,640,000	3,664,261
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	996,680
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,787,597
Sierra Vista Industrial Development Authority American Leadership Academy Project (B)	5.000	06-15-34	2,725,000	2,811,832
Sierra Vista Industrial Development Authority Champion Schools Project (B)	5.375	06-15-34	330,000	354,662
Sierra Vista Industrial Development Authority Champion Schools Project (B)	6.000	06-15-44	550,000	574,304
Sierra Vista Industrial Development Authority Champion Schools Project (B)	6.300	06-15-54	1,110,000	1,149,663
Arkansas 0.6%				9,928,778
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (B)	6.875	07-01-48	500,000	539,339
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (B)	7.375	07-01-48	2,500,000	2,717,933
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	508,428
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	262,434
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	530,797
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	535,814
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,250,000	1,333,835
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,329,220
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	975,000	1,031,333
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,139,645
California 6.2%				96,440,235
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,181,151
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-36	15,000,000	16,346,231
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	8,500,000	$8,982,050
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	4,300,000	4,665,199
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	4,800,000	5,158,479
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	5,000,000	5,469,043
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	6,000,000	6,639,871
California Community Choice Financing Authority Series D	5.500	05-01-54	3,560,000	3,792,704
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	990,680
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	193,193
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	147,343
California Housing Finance Agency Power Station Block 7B, Series L (B)	5.200	12-01-27	2,500,000	2,547,255
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (B)	12.000	01-01-65	10,095,000	5,451,300
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.000	11-01-27	100,000	102,881
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	617,491
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,500,000	1,516,562
California Municipal Finance Authority Linxs APM Project, Series A, AMT (A)	3.250	12-31-32	2,700,000	2,681,371
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	695,000	697,931
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.000	06-15-34	250,000	268,949
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.500	06-15-39	600,000	646,689
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.900	06-15-44	600,000	642,632
California Pollution Control Financing Authority Republic Services, Inc. Project, Series A-1, AMT (B)	3.250	11-01-42	2,000,000	2,000,349
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	500,000	510,208
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	505,305
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	505,066
California School Finance Authority John Adams Academies, Series A (B)	4.500	07-01-32	790,000	820,509
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,411,808
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-33	5,000,000	5,793,540
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-34	1,000,000	1,172,496
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,070,000
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (B)	3.250	04-01-57	425,000	314,682
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	994,372
Lindsay Unified School District Election of 2008, Series B, GO (A)(D)	3.275	08-01-36	2,675,000	1,902,502
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,182,550
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	$2,756,614
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	595,000	617,309
San Bernardino Community College District Election of 2002, Series D, GO (D)	2.619	08-01-33	1,900,000	1,563,918
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,590,000	2,580,002
Colorado 3.1%				47,929,673
Adams County School District No. 1 Certificates of Participation (A)	5.000	12-01-37	25,000	28,480
Aerotropolis Regional Transportation Authority (B)	5.500	12-01-44	2,500,000	2,577,172
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,088,995
Colorado Bridge & Tunnel Enterprise Series A (A)	5.000	12-01-44	995,000	1,082,803
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,981,652
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (B)	6.000	07-01-55	1,000,000	1,021,693
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	9,420,000	10,178,140
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,016,777
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-26	350,000	355,894
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-28	1,000,000	1,061,385
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-29	800,000	865,917
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.250	12-01-54	430,000	446,558
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	508,908
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,400,000	1,407,097
Colorado Health Facilities Authority Series A	5.000	05-15-38	420,000	456,756
Colorado Health Facilities Authority Series A	5.000	05-15-40	100,000	107,455
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,125,000	1,131,667
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,638,528
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,008,860
Fiddler’s Business Improvement District Greenwood Village, GO (B)	5.000	12-01-32	245,000	255,474
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	735,733	766,333
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	370,000	385,159
Hunters Overlook Metropolitan District No. 5, GO (A)	4.250	12-01-54	1,000,000	968,696
Park Creek Metropolitan District Series A (A)	5.000	12-01-43	1,355,000	1,463,598
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	570,000	603,174
Sand Creek Metropolitan District Series B, GO (A)	4.000	12-01-40	1,300,000	1,312,629
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (B)	5.000	04-01-35	3,900,000	4,367,431
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (A)	4.000	12-01-44	2,925,000	2,824,979
Triview Metropolitan District, GO (A)	4.000	11-01-39	3,000,000	3,004,269
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (D)	7.972	12-01-37	2,529,412	$1,013,194
Connecticut 1.0%				15,545,589
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	606,240
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	430,000	472,220
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	169,009
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	370,000	371,680
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	1,500,000	1,514,595
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	358,491
Harbor Point Infrastructure Improvement District Harbor Point Project (B)	5.000	04-01-39	3,500,000	3,552,262
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	3,600,000	3,795,033
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,056,610
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,053,639
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	973,354
Town of Hamden, GO (A)	5.000	08-15-33	1,390,000	1,622,456
Delaware 0.2%				3,148,306
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	1,540,000	1,632,057
Delaware State Economic Development Authority NRG Energy Project, Series A	4.000	10-01-45	500,000	515,859
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	1,000,000	1,000,390
District of Columbia 2.0%				31,736,371
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,103,800
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,734,619
District of Columbia Series A, GO	5.000	08-01-35	1,320,000	1,557,445
District of Columbia Union Market Project, Series A (B)	5.125	06-01-34	5,250,000	5,526,573
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.250% thereafter) (B)	0.000	06-01-41	3,010,000	1,969,225
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	2,900,000	3,442,439
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	185,000	204,650
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	1,930,000	2,111,567
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	2,800,000	2,880,681
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	319,862
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-38	3,375,000	3,826,735
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (A)	6.500	10-01-41	1,815,000	1,859,552
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.250	07-15-53	4,000,000	4,199,223
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 9.2%				$143,322,412
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	175,113
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,730,000	1,755,394
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (B)	5.000	06-15-34	780,000	799,691
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	990,000	980,591
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,914,927
City of Tampa Water & Wastewater System Revenue Series A	5.000	10-01-54	4,000,000	4,123,877
Collier County Industrial Development Authority NCH Healthcare System Projects, Series B1	5.000	10-01-54	1,250,000	1,338,560
Collier County Industrial Development Authority NCH Healthcare System Projects, Series B2	5.000	10-01-54	1,200,000	1,314,509
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,556,663
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,830,846
County of Lee Airport Revenue Series A-2, AMT (E)	5.000	10-01-56	3,800,000	4,164,002
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,293,465
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	2,478,970
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	5,500,000	6,353,483
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,423,072
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,230,346
County of Miami-Dade Seaport Department Series A-1, AMT (A)	4.000	10-01-45	2,615,000	2,512,748
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	2,043,645
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	151,655
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	188,693
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	345,829
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,098,614
County of Okaloosa Air Force Enlisted Village, Inc. Project (B)	4.375	05-15-35	900,000	924,425
County of Okaloosa Air Force Enlisted Village, Inc. Project (B)	5.500	05-15-45	1,000,000	1,040,024
Duval County Public Schools School Board Certificates of Participation, Series A (A)	5.000	07-01-30	500,000	556,465
Duval County Public Schools School Board Certificates of Participation, Series A (A)	5.000	07-01-31	250,000	276,867
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,304,385
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,250,000	2,137,394
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	1,710,000	1,602,622
Florida Development Finance Corp. Imagine School at Broward Project, Series A (B)	5.000	12-15-34	330,000	344,049
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	285,000	297,756
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	643,373
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (B)	4.375	10-01-54	6,250,000	$6,344,667
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,095,064
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,084,964
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,821,492
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (B)	5.250	08-01-29	1,000,000	1,039,898
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (B)	6.125	07-01-32	1,000,000	1,001,684
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	510,496
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	545,506
Florida Higher Educational Facilities Financial Authority Jacksonville University (B)	4.500	06-01-33	4,035,000	4,042,598
Florida Higher Educational Facilities Financial Authority Nova Southeastern University Project	5.000	04-01-30	915,000	916,526
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	1,750,000	1,598,894
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (B)	4.450	11-15-31	2,700,000	2,736,774
Florida State Board of Governors Polytech University, Series A (A)	4.250	07-01-38	1,000,000	1,062,279
Florida State Board of Governors Florida International University Dormitory Revenue Series A (A)	3.000	07-01-35	1,125,000	1,121,423
Greater Orlando Aviation Authority United Airlines, Inc. Project, AMT	5.250	11-01-34	500,000	548,992
Greater Orlando Aviation Authority, AMT	5.000	10-01-38	5,510,000	6,181,024
Greater Orlando Aviation Authority, AMT	5.000	10-01-39	5,785,000	6,443,047
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,800,319
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	3,250,000	3,639,700
Lee County Industrial Development Authority Shell Point Obligated Group	4.000	11-15-28	100,000	102,272
Lee County Industrial Development Authority Shell Point Obligated Group, Series A	5.250	11-15-54	3,450,000	3,486,837
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-46	1,500,000	1,363,931
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	250,000	252,813
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	259,950
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,672,562
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	100,000	110,144
North Miami Community Redevelopment Agency Series A	5.000	03-01-32	500,000	556,600
North Miami Community Redevelopment Agency Series A	5.000	03-01-33	1,500,000	1,685,065
North Miami Community Redevelopment Agency Series A	5.000	03-01-35	1,665,000	1,896,234
North Miami Community Redevelopment Agency Series A	5.000	03-01-36	1,600,000	1,793,629
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	2,260,000	2,479,726
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.250	10-01-56	1,000,000	1,048,235
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	$3,601,036
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,145,000	3,188,227
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	2,090,000	2,115,400
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,175,742
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	667,724
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	962,906
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	230,175
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,596,059
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,635,000	1,625,302
Polk County Industrial Development Authority Mineral Development LLC, AMT (B)(F)	5.875	01-01-33	1,665,000	333,000
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	714,651
Tampa Bay Water Series A	5.250	10-01-54	5,395,000	5,752,159
Village Community Development District CDD No. 15 (B)	4.000	05-01-34	500,000	516,274
Village Community Development District CDD No. 6 (A)	4.000	05-01-37	395,000	398,359
Georgia 4.0%				61,888,134
Athens Housing Authority University of Georgia Project	4.000	06-15-49	480,000	460,888
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	591,188
Athens-Clarke County Unified Government Development Authority University of Georgia West Precinct LLC	4.000	06-15-56	465,000	421,400
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	151,506
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,788,485
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,902,164
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,587,258
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	1,700,000	1,559,758
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,015,000	1,017,752
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	3,500,000	3,612,715
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (B)	5.000	04-01-37	1,500,000	1,545,131
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	200,000	200,418
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	4,800,000	4,809,771
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,030,000	3,167,236
Main Street Energy, Inc. Series D	5.000	12-01-33	13,200,000	14,408,645
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,756,549
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	150,000	168,313
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	710,000	$727,225
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,951,940
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	2,250,000	2,452,494
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	809,697
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	4,500,000	4,901,047
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,198,029
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,149,313
Savannah Georgia Convention Center Authority Convention Center Hotel, First Tier, Series A	5.250	06-01-40	500,000	549,212
Hawaii 0.0%				649,900
County of Maui, GO	5.000	09-01-37	550,000	649,900
Illinois 8.8%				137,954,739
Bridgeview Finance Corp. Series A	5.000	12-01-37	5,235,000	5,251,181
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (A)	5.000	12-01-31	325,000	363,472
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (A)	5.000	12-01-33	170,000	194,291
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,412,983
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	2,380,000	2,391,926
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,546,074
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,148,636
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,067,254
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,896,831
Chicago Board of Education Series B, GO (A)	4.000	12-01-41	1,800,000	1,763,871
Chicago Board of Education Series H, GO	5.000	12-01-36	1,000,000	1,001,160
Chicago Midway International Airport Series A, AMT	5.000	01-01-33	1,000,000	1,127,694
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	573,589
Chicago Midway International Airport Series C, AMT	5.000	01-01-36	750,000	843,079
Chicago O’Hare International Airport Series A	4.000	01-01-38	1,505,000	1,537,580
Chicago O’Hare International Airport Series A, AMT	5.250	01-01-42	2,450,000	2,679,312
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,000,000	2,286,889
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,683,327
Chicago O’Hare International Airport Series E, AMT (A)	5.000	01-01-60	800,000	811,365
City of Chicago Series A, GO	5.000	01-01-29	3,985,000	4,151,310
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,033,132
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Wastewater Transmission Revenue Series A (A)	5.000	01-01-38	1,000,000	$1,128,567
City of Chicago Wastewater Transmission Revenue Series A (A)	5.000	01-01-39	225,000	252,161
Cook County Community College District No. 508 City Colleges of Chicago, GO (A)	5.000	12-01-36	1,000,000	1,127,593
Cook County Community College District No. 508 City Colleges of Chicago, GO (A)	5.000	12-01-37	1,000,000	1,119,294
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	1,062,173
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,239,432
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-30	540,000	603,135
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-31	730,000	829,813
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-32	535,000	617,937
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-33	685,000	801,231
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-42	585,000	632,937
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-43	550,000	588,215
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-44	410,000	434,820
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	360,000	360,913
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	747,655
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,225,000	1,248,596
Illinois Finance Authority DePaul College Prep Foundation, Series A (B)	4.500	08-01-33	1,155,000	1,215,810
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	364,580
Illinois Finance Authority Dominican University	5.000	03-01-29	235,000	242,927
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	623,658
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (B)	7.250	09-01-52	1,000,000	1,094,019
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (B)	7.375	09-01-42	1,250,000	1,442,944
Illinois Finance Authority Moorings of Arlington Heights, Series A	5.125	11-01-46	1,000,000	1,024,296
Illinois Finance Authority Music and Dance Theater Chicago (B)	5.000	10-01-35	1,350,000	1,394,838
Illinois Finance Authority Music and Dance Theater Chicago (B)	5.750	10-01-45	1,600,000	1,613,829
Illinois Finance Authority Navy Pier, Inc., Series B (B)	5.000	10-01-34	1,150,000	1,232,367
Illinois Finance Authority Navy Pier, Inc., Series B (B)	5.000	10-01-44	500,000	508,920
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	1,155,000	1,156,390
Illinois State Toll Highway Authority Series A	5.000	01-01-43	1,525,000	1,643,425
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (A)	5.000	12-01-40	1,000,000	1,062,444
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (A)	5.000	12-01-41	1,000,000	1,060,214
Northern Illinois University Series B (A)	5.000	04-01-28	110,000	115,193
Sales Tax Securitization Corp. Series A	4.000	01-01-39	550,000	553,640
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	$1,911,472
Sales Tax Securitization Corp. Series A	5.000	01-01-34	4,750,000	5,505,652
Sales Tax Securitization Corp. Series A	5.000	01-01-36	5,250,000	6,156,720
Sales Tax Securitization Corp. Series A (A)	5.000	01-01-37	1,000,000	1,071,687
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,347,547
Sales Tax Securitization Corp. Series C	5.000	01-01-37	1,000,000	1,067,950
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,461,794
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,530,545
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,667,889
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-37	1,190,000	1,307,577
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-39	1,315,000	1,431,367
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-41	1,490,000	1,606,039
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (A)	5.000	01-01-43	1,350,000	1,431,233
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,864,431
State of Illinois Series A, GO	5.000	05-01-34	1,980,000	2,066,952
State of Illinois Series B, GO	4.000	11-01-35	1,725,000	1,756,322
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,215,611
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	3,010,625
State of Illinois Series C, GO (A)	4.000	10-01-42	1,400,000	1,374,909
State of Illinois Series C, GO	4.000	10-01-43	4,340,000	4,127,383
State of Illinois Series C, GO (A)	4.000	10-01-44	2,700,000	2,539,891
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,831,741
State of Illinois Series E, GO	5.000	09-01-44	4,800,000	5,050,277
State of Illinois, GO (A)	4.000	02-01-31	1,050,000	1,061,942
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (B)	5.000	01-01-55	625,000	571,659
Village of Bedford Park Hotel/Motel Tax Revenue Series A (A)	4.000	12-01-42	200,000	200,790
Village of Bedford Park Hotel/Motel Tax Revenue Series A (A)	5.000	12-01-40	270,000	297,844
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (B)	4.820	01-01-41	5,551,119	5,560,018
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	2,000,000	2,000,374
Village of Northbrook, GO	5.000	12-01-37	1,080,000	1,239,236
Village of Northbrook, GO	5.000	12-01-38	1,145,000	1,307,195
Village of Westchester, GO (A)	5.000	12-15-35	800,000	928,411
Village of Westchester, GO (A)	5.000	12-15-43	500,000	542,734
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana 1.3%				$19,834,919
City of Valparaiso Pratt Paper LLC Project, AMT (B)	4.875	01-01-44	500,000	513,744
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	4,062,280
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	265,000	262,254
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,280,000	1,369,944
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,270,849
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	520,000	533,572
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	2,200,000	2,267,606
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,044,137
Indiana Finance Authority Polyflow Industry Project, AMT (B)(F)	7.000	03-01-39	1,165,000	58,250
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,184,333
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	840,473
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	882,782
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	358,230
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,209,400
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	342,131
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	664,828
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	285,828
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	316,477
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	231,629
Westfield-Washington Multi-School Building Corp. Series B (A)	5.250	07-15-40	1,000,000	1,136,172
Iowa 0.4%				5,968,723
Harlan Community School District, GO (A)	4.000	06-01-32	515,000	548,046
Harlan Community School District, GO (A)	4.000	06-01-33	540,000	571,536
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	1,500,000	1,304,351
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,197,884
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,023,163
Rock Valley Community School District, GO (A)	4.000	06-01-44	325,000	323,743
Kansas 0.8%				11,971,256
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	10,000	10,004
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,622,561
Kansas Development Finance Authority AdventHealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,369,937
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,285,000	1,289,149
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (B)	4.000	03-01-36	600,000	602,488
Wyandotte County-Kansas City Unified Government Village East Project, Areas 2B, 3, and 5 (B)	5.500	03-01-41	5,000,000	5,077,117
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Kentucky 2.0%				$31,813,548
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,516,924
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	319,879
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	597,049
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	828,356
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,514,349
Kenton County Airport Board Series A, AMT	5.250	01-01-39	1,500,000	1,685,136
Kentucky Public Energy Authority Series A	5.250	06-01-55	4,800,000	5,187,743
Kentucky Public Energy Authority Series B	5.000	12-01-33	5,000,000	5,327,898
Kentucky Public Energy Authority Series B	5.000	01-01-55	10,000,000	10,900,626
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,265,105
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	625,000	670,483
Louisiana 0.8%				11,883,716
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (B)	6.375	06-15-53	3,500,000	3,510,745
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	4,687,060
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,015,753
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,600,624
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,170,000	1,069,534
Maine 0.1%				970,125
City of Lewiston, GO	5.000	03-15-32	860,000	970,125
Maryland 1.4%				22,580,999
City of Baltimore City-Wide Affordable Housing Program (B)	4.000	06-01-35	300,000	304,780
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,060,000	2,137,570
County of Baltimore, GO	5.000	07-01-44	6,595,000	7,291,914
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	290,000	306,968
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,041,291
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	750,000	810,054
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	480,000	527,753
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	555,467
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	524,609
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,263,344
Maryland Health & Higher Educational Facilities Authority The Johns Hopkins Health System Issue, Series A	5.000	05-15-39	1,000,000	1,206,549
Maryland Health & Higher Educational Facilities Authority The Johns Hopkins Health System Issue, Series A	5.000	05-15-40	800,000	963,412
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	874,394
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,730,000	$4,772,894
Massachusetts 2.0%				30,842,621
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	650,000	713,647
Commonwealth of Massachusetts Series E, GO	5.250	09-01-43	1,985,000	2,082,809
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,615,000	2,767,103
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-38	1,000,000	1,147,080
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-39	980,000	1,114,573
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-42	1,100,000	1,208,923
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-44	850,000	913,238
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-50	4,000,000	4,147,132
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,900,000	1,935,693
Massachusetts Development Finance Agency Brandeis University Issue, Series T-2	5.000	10-01-55	1,170,000	1,361,015
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (B)	5.500	07-15-35	1,000,000	1,034,118
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,477,800
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-1 (B)	5.250	12-01-30	1,400,000	1,400,528
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (B)	5.000	12-01-29	850,000	850,315
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	835,000	864,323
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	770,217
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,075,000	1,043,731
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-37	2,000,000	2,030,213
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,150,424
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	459,625
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,047,245
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	300,000	322,869
Michigan 2.0%				31,175,481
City of Detroit, GO	5.000	04-01-30	800,000	868,701
City of Detroit, GO	5.500	04-01-32	295,000	325,542
City of Detroit, GO	5.500	04-01-33	470,000	517,119
City of Detroit, GO	5.500	04-01-34	325,000	356,633
City of Detroit, GO	5.500	04-01-39	1,290,000	1,389,509
City of Lansing Series B, GO (A)	4.000	06-01-39	2,250,000	2,364,954
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,185,000	1,363,928
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	806,010
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	1,600,000	1,750,832
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A	6.000	11-01-50	2,500,000	2,519,336
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1	4.750	11-01-30	500,000	501,581
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	$1,129,303
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,107,362
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	490,849
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	490,000	437,381
Michigan Finance Authority McLaren Healthcare, Series A	5.000	05-15-38	1,200,000	1,204,050
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	8,300,000	7,977,398
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,571,590
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	590,000	587,531
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	1,200,000	1,346,667
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-38	1,385,000	1,432,892
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-43	500,000	568,114
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-44	500,000	558,199
Minnesota 0.1%				1,889,596
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	227,403
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	616,726
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	421,539
Minnesota Housing Finance Agency Series A	2.950	02-01-46	683,396	623,928
Mississippi 0.5%				8,182,423
City of Gulfport Memorial Hospital at Gulfport Project	5.000	07-01-35	500,000	568,276
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-36	500,000	573,508
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	500,000	570,078
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-38	590,000	668,943
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-39	750,000	845,100
County of Warren International Paper Company Project	4.000	09-01-32	1,025,000	1,083,225
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,580,000	1,067,664
Mississippi Development Bank Hancock County Gomesa Project (B)	4.550	11-01-39	1,000,000	1,021,518
Mississippi Development Bank Magnolia Regional Health Center Project (B)	4.000	10-01-41	1,000,000	862,519
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	880,000	921,592
Missouri 1.2%				18,859,540
City of Kansas City Water Revenue Series A	3.500	12-01-37	2,790,000	2,790,055
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,075,376
I-470 Western Gateway Transportation Development District Series A (B)	4.500	12-01-29	999,000	1,002,988
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,775,000	$2,842,472
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	100,000	100,325
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,040,000	1,092,502
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	955,000	1,071,484
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,283,131
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	803,557
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,140,104
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	577,801
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	842,290
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (B)	5.000	09-01-38	1,570,000	1,571,157
Taney County Industrial Development Authority Big Cedar Infrastructure Project (B)	5.000	10-01-33	1,000,000	1,022,198
Waynesville R-VI School District Certificates of Participation	5.000	04-15-34	370,000	427,205
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	550,000	628,421
Waynesville R-VI School District Certificates of Participation	5.000	04-15-37	520,000	588,474
Montana 0.2%				3,478,412
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,070,481
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	407,931
Nebraska 0.8%				13,069,209
Central Plains Energy Project Subseries A-1	5.000	08-01-55	4,250,000	4,631,433
County of Sarpy Building Bonds, GO	1.750	06-01-34	1,000,000	864,563
Nebraska State Colleges Student Fees & Facilities Revenue (A)	5.000	07-01-48	850,000	886,200
Omaha Airport Authority Airport Facilities, AMT (A)	5.250	12-15-43	1,275,000	1,401,659
Omaha Public Power District Series A	5.000	02-01-43	4,850,000	5,285,354
Nevada 0.6%				9,592,984
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,008,297
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	794,298
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,519,111
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	2,905,000	3,020,635
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (B)	12.000	01-01-65	3,070,000	1,657,800
Washoe County School District School Improvement, Series A, GO (A)	3.000	06-01-34	1,590,000	1,592,843
New Hampshire 1.1%				16,893,029
New Hampshire Business Finance Authority Bridgeland Water & Utility District (B)	5.375	12-15-35	2,262,000	2,262,490
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (B)(D)	6.826	12-15-32	2,350,000	$1,490,608
New Hampshire Business Finance Authority Princeton Area Project (B)	5.500	12-01-30	3,209,000	3,214,448
New Hampshire Business Finance Authority Series A (B)	3.625	07-01-43	1,500,000	1,255,123
New Hampshire Business Finance Authority Silverado Project (B)	5.000	12-01-28	1,906,000	1,906,818
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	965,241
New Hampshire Business Finance Authority Tamarron Project, GO (B)	5.250	12-01-35	2,000,000	2,000,035
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	248,251
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,550,015
New Jersey 2.1%				32,933,822
Casino Reinvestment Development Authority, Inc. Series A (A)	5.000	11-01-40	750,000	831,656
Casino Reinvestment Development Authority, Inc. Series A (A)	5.000	11-01-41	500,000	548,726
Casino Reinvestment Development Authority, Inc. Series B (A)	5.000	11-01-40	840,000	931,455
Casino Reinvestment Development Authority, Inc. Series B (A)	5.000	11-01-41	860,000	943,809
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (B)	6.375	01-01-35	7,500,000	7,904,417
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	955,000	1,132,076
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,176,260
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,157,372
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	4,900,000	5,850,407
New Jersey Health Care Facilities Financing Authority Princeton Healthcare System, Series A	5.000	07-01-39	2,000,000	2,012,274
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,145,000	2,260,187
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,215,000	1,268,421
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	556,353
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,828,195
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,129,713
State of New Jersey, GO	2.000	06-01-29	1,285,000	1,255,659
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,170,000	2,146,842
New Mexico 0.1%				1,032,493
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,032,493
New York 4.3%				67,553,441
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	611,315
Build NYC Resource Corp. Bay Ridge Preparatory School Project (B)	5.000	09-01-39	1,105,000	1,144,850
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,012,613
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	1,985,000	1,997,084
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (B)	4.000	11-01-41	250,000	$228,045
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (B)	4.000	11-01-51	180,000	143,867
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-42	900,000	1,005,447
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-43	1,000,000	1,104,884
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,090,000	1,124,487
City of New York Fiscal 2026, Series D, GO	5.000	10-01-45	1,500,000	1,618,476
City of New York Series F-1, GO	5.000	03-01-50	1,275,000	1,311,422
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,025,000	1,993,497
Dutchess County Local Development Corp. Nuvance Health Issue, Series B	4.000	07-01-44	1,000,000	946,032
Metropolitan Transportation Authority Series A (A)	4.000	11-15-46	1,735,000	1,625,157
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	508,453
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	371,293
New York City Industrial Development Agency Yankee Stadium Project, Series A (A)	4.000	03-01-45	60,000	58,884
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	1,700,000	2,059,569
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,891,996
New York City Municipal Water Finance Authority Subseries DD-3	4.000	06-15-41	825,000	834,594
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	1,000,000	1,171,065
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	375,000	385,804
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	2,960,000	3,012,711
New York Liberty Development Corp. World Trade Center, Class 2-3 (B)	5.150	11-15-34	2,500,000	2,504,694
New York State Dormitory Authority Cornell University, Series A	5.500	07-01-54	10,000,000	10,912,666
New York State Dormitory Authority Rockefeller University, Series B	5.000	07-01-50	1,700,000	1,748,763
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,368,550
New York State Dormitory Authority Series D	4.000	02-15-39	2,440,000	2,484,875
New York State Dormitory Authority Series E	4.000	03-15-39	315,000	323,582
New York State Dormitory Authority White Plains Hospital Obligated Group (A)	5.000	10-01-38	2,075,000	2,332,473
New York State Environmental Facilities Corp. NYS Municipal Water Finance Authority Projects, Series A (E)	5.000	06-15-41	750,000	873,173
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	514,094
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,964,502
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	40,000	39,887
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	2,005,853
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	1,350,000	1,480,430
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Riverhead Industrial Development Agency Riverhead Charter School Project	4.000	08-01-30	1,170,000	$1,193,960
Riverhead Industrial Development Agency Riverhead Charter School Project	4.500	08-01-35	970,000	1,032,358
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	115,727
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	516,315
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	375,000	343,432
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,505,945
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,433,838
Utility Debt Securitization Authority Series TE-2	5.000	12-15-40	2,000,000	2,353,277
Utility Debt Securitization Authority Series TE-2	5.000	12-15-41	2,000,000	2,343,502
North Carolina 0.4%				5,661,135
City of Charlotte Series B, GO	5.000	07-01-36	1,545,000	1,795,504
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (A)	5.000	07-01-35	900,000	1,009,000
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (A)	5.250	07-01-40	920,000	1,012,507
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,260,000	1,312,798
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	410,751
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	120,000	120,575
North Dakota 0.2%				2,954,913
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,625,000	1,625,625
City of Bismarck Series T, GO	3.000	05-01-36	330,000	331,091
City of Grand Forks Altru Health System, Series A (A)	5.000	12-01-39	675,000	741,595
City of Grand Forks Altru Health System, Series A (A)	5.000	12-01-43	240,000	256,602
Ohio 1.7%				25,740,435
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,048,072
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	495,000	506,335
County of Hamilton Life Enriching Communities Project	5.000	01-01-42	1,100,000	1,148,675
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	770,002
County of Hamilton Life Enriching Communities Project	5.125	01-01-44	1,000,000	1,037,204
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	219,671
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	536,675
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	530,950
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	3,970,000	4,049,073
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	513,634
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	$1,136,711
County of Montgomery Solvita Project	5.000	09-01-39	1,050,000	1,153,584
County of Montgomery Solvita Project	5.250	09-01-40	360,000	396,998
County of Montgomery Solvita Project	5.250	09-01-42	360,000	390,686
County of Montgomery Solvita Project	5.250	09-01-43	400,000	429,645
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	517,397
Jefferson County Port Authority JSW Steel Project, AMT (B)	5.000	12-01-53	3,550,000	3,641,050
Northeast Ohio Regional Sewer District	3.000	11-15-34	2,045,000	2,050,852
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,016,351
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,072,293
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.875	01-01-36	1,500,000	1,539,823
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B	4.350	06-30-40	2,000,000	2,034,754
Oklahoma 0.9%				13,681,479
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	870,306
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-34	325,000	368,049
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,065,373
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,908,776
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,194,993
Oklahoma Water Resources Board State Loan Program, Series C	5.000	10-01-44	1,000,000	1,074,291
Tulsa Authority for Economic Opportunity Vast Bank Project (B)	4.000	12-01-43	940,000	867,286
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,018,550
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	490,000	492,298
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-35	2,400,000	2,821,557
Oregon 0.5%				8,495,609
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-49	985,000	996,213
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (B)	4.625	06-15-35	265,000	277,784
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (B)	5.500	06-15-45	475,000	486,569
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-27	305,000	314,498
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-29	185,000	196,238
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-31	325,000	352,099
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-32	335,000	365,870
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-33	355,000	389,848
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-34	325,000	$357,748
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-35	295,000	323,147
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,440,000	1,489,858
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	185,000	178,899
Salem-Keizer School District No. 24J, GO (D)	2.640	06-15-29	1,105,000	1,012,865
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	195,544
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	1,043,269
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	500,000	515,160
Pennsylvania 4.0%				61,582,838
Allegheny County Airport Authority Pittsburgh International Airport, AMT (A)	5.250	01-01-44	4,250,000	4,617,846
Allegheny County Airport Authority Pittsburgh International Airport, AMT (A)	5.250	01-01-45	3,995,000	4,298,523
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	2,100,000	2,276,010
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	2,855,000	2,985,354
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,950,000	3,312,686
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	2,000,000	1,121,937
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,007,778
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,170,000	1,095,366
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,246,481
City of Philadelphia Series A, GO	5.000	08-01-39	850,000	985,440
City of Philadelphia Series A, GO	5.250	08-01-43	1,250,000	1,416,578
City of Philadelphia Airport Revenue Private Activity, AMT (A)	4.000	07-01-46	290,000	271,364
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	556,643
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	206,608
Doylestown Hospital Authority (B)	5.375	07-01-39	1,500,000	1,665,900
Lancaster County Hospital Authority Brethren Village Project	4.750	07-01-37	850,000	850,360
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	715,000	719,177
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,410,000	1,414,336
Lancaster County Hospital Authority Landis Homes Retirement Community Project, Series A	5.000	07-01-45	320,000	319,997
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,677,058
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,152,820
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	700,000	716,184
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,464,007
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	750,000	753,134
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,500,000	$1,506,334
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project	5.000	07-01-38	2,500,000	2,659,346
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	1,855,000	2,016,822
Pennsylvania Turnpike Commission Series A-2	5.000	12-01-43	1,075,000	1,122,301
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,267,434
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	671,859
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,198,065
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	180,887
Philadelphia Authority For Industrial Development Holy Family University Project	5.125	09-01-45	610,000	630,415
Pittsburgh Water & Sewer Authority Series A (A)	5.000	09-01-43	1,530,000	1,662,387
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (A)	5.000	02-01-34	1,895,000	2,134,472
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (A)	5.000	02-01-28	1,530,000	1,600,912
Swarthmore Borough Authority Swarthmore College, Series A-2	5.000	09-15-55	4,900,000	5,800,017
Puerto Rico 1.1%				16,555,588
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.153	11-01-43	8,363,153	5,707,852
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	3.063	07-01-27	1,000,000	959,928
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	3.262	07-01-31	2,989,000	2,512,197
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,000,431
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.352	07-01-51	1,400,000	366,489
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	1,736,000	1,739,018
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,264,000	3,269,673
Rhode Island 0.3%				3,907,253
Providence Public Building Authority Capital Improvement Program, Series A (A)	5.250	09-15-43	1,000,000	1,101,742
Rhode Island Health and Educational Building Corp. Town of Coventry Issue, Series E (A)	5.000	05-15-40	350,000	392,689
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,187,866
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,225,000	1,224,956
South Carolina 1.6%				24,524,623
Charleston County Airport District Series A, AMT	5.250	07-01-44	1,245,000	1,345,795
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	55,000	58,590
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	725,000	742,318
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,150,000	1,215,254
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,297,366
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	$856,521
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	1,051,172
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	1,100,000	1,136,807
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.625	09-01-50	1,075,000	1,094,332
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	1,555,000	1,577,477
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-30	1,945,000	1,971,118
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	126,615
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (B)(F)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (B)(F)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-40	2,500,000	2,824,407
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (B)	5.000	06-15-34	1,350,000	1,436,934
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (B)	5.000	06-15-44	2,500,000	2,476,035
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,650,195
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	303,180
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	255,977
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	480,000	554,530
Tennessee 2.8%				44,279,515
Chattanooga Health Educational & Housing Facility Board Erlanger Health System (A)	5.000	12-01-34	500,000	589,200
City of Knoxville, GO	3.000	05-01-35	1,030,000	1,034,850
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	518,730
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	516,699
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	1,800,000	2,006,165
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	765,000	864,616
Knoxville Industrial Development Board Maplehurst Park Apartments Project (B)	4.250	11-01-30	7,000,000	7,023,092
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,671,814
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.000	07-01-37	1,000,000	1,140,150
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.000	07-01-40	2,000,000	2,236,492
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.250	07-01-53	1,000,000	1,052,560
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-45	3,635,000	3,576,187
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,757,961
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,781,259
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	972,000
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	$1,024,806
Tennessee Energy Acquisition Corp. Series A	5.000	11-01-34	10,295,000	11,403,180
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	4,650,000	5,109,754
Texas 9.2%				144,114,667
Alief Independent School District, GO	4.000	02-15-42	1,000,000	1,022,380
Arlington Higher Education Finance Corp. Leadership Prep School	4.250	06-15-59	250,000	232,908
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	158,897
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	140,708
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	110,410
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	135,256
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	135,688
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,044,718
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (B)(F)	12.000	06-01-43	1,781,000	89,050
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	310,459
City of Arlington Water & Wastewater System Revenue	3.000	06-01-35	90,000	90,106
City of Denton, GO	5.000	02-15-43	1,425,000	1,426,320
City of Georgetown Utility System Revenue (A)	5.250	08-15-53	1,525,000	1,598,270
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	7,750,000	8,542,365
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-34	1,250,000	1,384,729
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	2,500,000	2,749,417
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,564,322
City of Pearland Series C, GO	5.000	09-01-44	850,000	922,903
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	3,800,000	3,941,268
City of San Antonio, GO	3.000	08-01-35	155,000	154,979
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,644,970
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	787,440
Comal County Water Control & Improvement District No. 6 Series A, GO (A)	4.375	03-01-32	1,480,000	1,525,370
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	1,000,000	1,120,383
Dallas Independent School District Series A-6, GO	5.000	02-15-55	3,180,000	3,548,561
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	101,187
El Paso County Hospital District, GO (A)	5.000	02-15-40	1,150,000	1,290,585
El Paso County Hospital District, GO (A)	5.250	02-15-43	2,000,000	2,219,793
Fort Bend County Municipal Utility District No. 50, GO (A)	4.125	09-01-52	250,000	231,191
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,030,000	2,033,340
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	25

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-32	1,500,000	$1,494,853
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-34	1,750,000	1,717,610
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-36	1,820,000	1,742,893
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-38	1,905,000	1,764,558
Harris County Municipal Utility District No. 202, GO (A)	3.000	02-15-35	945,000	925,780
Harris County Municipal Utility District No. 202, GO (A)	3.000	02-15-37	1,015,000	969,002
Harris County Municipal Utility District No. 24, GO (A)	3.000	03-01-32	1,000,000	1,011,566
Harris County Municipal Utility District No. 24, GO (A)	3.000	03-01-34	1,000,000	1,003,098
Harris County Municipal Utility District No. 489 Series A, GO (A)	3.000	09-01-33	1,490,000	1,487,231
Harris County Municipal Utility District No. 489 Series A, GO (A)	3.000	09-01-35	1,375,000	1,349,871
Harris County Municipal Utility District No. 489, GO (A)	3.000	09-01-33	930,000	928,271
Harris County Municipal Utility District No. 489, GO (A)	3.000	09-01-35	1,130,000	1,109,348
Harris County Municipal Utility District No. 489, GO (A)	4.000	09-01-30	600,000	627,432
Harris County Municipal Utility District No. 489, GO (A)	4.125	09-01-31	740,000	775,466
Harris County Municipal Utility District No. 489, GO (A)	4.250	09-01-32	730,000	765,952
Harrisburg Redevelopment Authority (A)	5.000	09-01-31	300,000	333,824
Harrisburg Redevelopment Authority (A)	5.000	09-01-32	250,000	281,172
Harrisburg Redevelopment Authority (A)	5.000	09-01-33	300,000	341,186
Harrisburg Redevelopment Authority (A)	5.000	09-01-36	550,000	623,939
Highway 380 Municipal Management District No. 1, GO (A)	3.000	05-01-37	1,105,000	1,061,365
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	170,000	173,150
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.250	05-15-48	1,000,000	1,071,865
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,713
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	1,750,000	1,752,031
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	5,000,000	5,178,336
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	1,730,000	1,730,225
North East Texas Regional Mobility Authority Series B	5.000	01-01-40	700,000	770,261
North East Texas Regional Mobility Authority Series B	5.000	01-01-41	750,000	817,726
North East Texas Regional Mobility Authority Series B	5.000	01-01-42	1,115,000	1,204,746
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-32	120,000	129,088
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-33	100,000	107,278
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-35	725,000	773,828
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-32	1,060,000	1,101,429
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-33	760,000	787,508
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-34	1,060,000	1,095,255
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	1,750,000	1,846,561
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (B)	4.100	01-01-28	750,000	684,437
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (B)	2.875	01-01-41	2,200,000	1,700,845
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (B)	3.625	01-01-35	2,120,000	2,006,216
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (B)	10.000	07-01-26	2,000,000	2,004,347
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Sheldon Independent School District Series A, GO	3.000	02-15-36	1,245,000	$1,205,799
Sunfield Municipal Utility District No. 4, GO (A)	4.000	09-01-34	1,460,000	1,489,070
Sunfield Municipal Utility District No. 4, GO (A)	4.000	09-01-48	700,000	652,819
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	3,000,000	3,286,641
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,350,000	3,521,865
Texas A&M University Series A	3.000	05-15-39	2,395,000	2,208,720
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	900,000	839,299
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	2,735,652
Texas Municipal Gas Acquisition & Supply Corp. VI	5.000	01-01-36	13,500,000	14,880,880
Texas Water Development Board Master Trust	4.000	10-15-39	9,750,000	10,305,897
Texas Water Development Board Master Trust	4.750	10-15-50	1,960,000	2,014,534
Texas Water Development Board Series A	4.000	10-15-43	900,000	918,693
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,184,144
Texas Water Development Board State Water Implementation Fund	3.000	10-15-34	1,575,000	1,576,529
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	534,002
Tomball Independent School District, GO	5.000	02-15-39	1,000,000	1,129,011
Viridian Municipal Management District Texas Utility Improvement, GO (A)	4.000	12-01-30	965,000	997,877
Utah 1.2%				18,044,119
Alpine School District Series B, GO	3.000	03-15-34	1,710,000	1,712,333
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,091,375
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,180,524
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	1,700,000	1,934,778
State of Utah, GO	3.000	07-01-34	2,000,000	1,996,421
University of Utah Series A	4.000	08-01-42	2,250,000	2,269,600
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	890,000	864,767
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,133,918
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	409,498
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	1,201,790
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	252,086
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-32	2,300,000	2,510,860
Wood Ranch Public Infrastructure District Assessment Area No. 1 (B)	5.625	12-01-53	479,718	486,169
Vermont 0.1%				1,390,190
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (B)	4.375	06-01-52	1,350,000	1,390,190
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	27

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.7%				$11,570,670
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	3,495,000	3,627,849
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,909,451
Virgin Islands Hotel Development Financing Corp. Frenchman’s Reef Hotel Acquisition Project, Series A-1	5.750	02-01-45	3,000,000	3,033,370
Virginia 1.8%				28,202,859
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,098,651
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,027,101
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,075,000	1,095,854
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,725,000	1,781,436
County of Arlington, GO	5.000	06-15-36	2,400,000	2,733,844
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,550,080
Loudoun County Economic Development Authority Loudoun County Public Facilities Project, Series A	3.000	12-01-36	3,200,000	3,145,155
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	1,019,399
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,002,815
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,636,813
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	3,058,653
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	140,660
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	835,645
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	3,058,470
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group	4.000	12-01-41	1,000,000	988,690
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	1,010,000	1,029,593
Washington 1.9%				29,848,982
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	680,000	704,722
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,073,948
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	900,000	917,427
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	6.625	12-01-45	500,000	512,698
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	9,400,000	10,416,546
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,687,061
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	334,118
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	365,400
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	533,345
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	164,668
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	217,662
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,199,397
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
State of Washington Series B, GO	5.000	06-01-47	1,600,000	$1,694,520
Three Rivers Regional Wastewater Authority (A)	4.000	09-01-43	900,000	912,112
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (B)	4.200	07-01-29	1,000,000	1,000,381
Washington State Housing Finance Commission Horizon House Project (B)	5.000	01-01-38	2,000,000	2,003,604
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	2,500,000	2,509,423
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (B)	4.500	07-01-30	2,535,000	2,535,959
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (B)	6.125	07-01-53	1,000,000	1,065,991
West Virginia 0.7%				10,374,033
County of Ohio The Highlands Project	5.000	06-01-33	400,000	435,753
County of Ohio The Highlands Project	5.250	06-01-44	750,000	772,467
County of Ohio Special District Excise Tax Revenue Fort Henry Opportunity Development District - The Highlands Project, Series A (A)	5.250	06-01-45	750,000	809,052
West Virginia Economic Development Authority Mitchell Project, Series A, AMT	4.700	04-01-36	3,000,000	3,010,218
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (A)	5.000	09-01-40	1,125,000	1,240,732
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (A)	5.375	09-01-53	2,925,000	3,075,775
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	1,030,036
Wisconsin 3.1%				48,604,725
County of Milwaukee Series B, GO	0.050	08-01-38	480,000	300,101
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	437,223
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	510,586
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	500,886
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	223,543
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,360,000	2,366,092
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	55,000	54,803
Public Finance Authority A Challenge Foundation Academy (B)	6.875	07-01-53	50,000	51,070
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	300,000	315,106
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	900,000	984,576
Public Finance Authority CHF Manoa LLC, Series A (B)	5.250	07-01-38	1,000,000	1,040,498
Public Finance Authority CHF Manoa LLC, Series A (B)	5.500	07-01-43	1,000,000	1,020,884
Public Finance Authority College Achieve Paterson Charter School (B)	4.000	06-15-42	1,500,000	1,336,945
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (B)(D)	6.445	12-15-39	2,584,000	1,078,156
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,545,000	2,553,421
Public Finance Authority Gardner-Webb University (B)	5.000	07-01-31	3,000,000	3,014,799
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	29

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	3,250,000	$3,254,661
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	200,000	209,488
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-30	400,000	433,209
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-33	350,000	390,194
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	100,000	111,857
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,430,643
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (B)	5.000	05-15-29	2,000,000	2,028,219
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (B)	5.250	05-15-42	2,785,000	2,807,097
Public Finance Authority Midtown Project (B)(D)	5.859	12-15-34	2,737,000	1,646,834
Public Finance Authority Millville Public Charter School Project, Series A (B)	6.000	03-01-46	3,215,000	3,215,934
Public Finance Authority Pinecrest Academy Sloan Canyon Campus Project, Series A (B)	4.000	07-15-34	1,000,000	1,012,531
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (B)	6.000	07-01-60	4,500,000	4,607,343
Public Finance Authority Sky Harbour Capital LLC Aviation Facilities Project, AMT	4.250	07-01-54	500,000	427,445
Public Finance Authority Viticus Group Project, Series A (B)	4.000	12-01-41	750,000	681,260
Public Finance Authority Viticus Group Project, Series A (B)	4.250	12-01-51	400,000	319,108
Public Finance Authority Viticus Group Project, Series A (B)	6.250	12-01-45	820,000	848,846
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	980,000	1,003,505
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	901,674
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	1,083,393
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	475,000	508,957
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.375	07-01-45	1,030,000	1,106,542
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	176,313
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	580,000	392,431
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,035,000	998,337
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,224,365
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,659
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	545,000	545,191
Wyoming 0.3%				4,905,470

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,970,000	4,905,470
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 0.2%				$2,926,000
(Cost $3,594,264)
Materials 0.2%				2,926,000
Paper and forest products 0.2%
Domtar Corp. (B)	6.750	10-01-28	3,850,000	2,926,000

	Shares	Value
Closed-end funds 0.1%		$1,836,624
(Cost $1,898,938)
BlackRock MuniHoldings Fund, Inc.	63,626	758,422
PIMCO Municipal Income Fund II	138,054	1,078,202

	Yield (%)	Shares	Value
Short-term investments 0.3%			$4,261,659
(Cost $4,261,758)
Short-term funds 0.3%
John Hancock Collateral Trust (G)	3.5447(H)	426,038	4,261,659
Total investments (Cost $1,497,847,991) 99.1%			$1,545,644,044
Other assets and liabilities, net 0.9%			14,328,011
Total net assets 100.0%			$1,559,972,055

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $217,135,491 or 13.9% of the fund’s net assets as of 2-28-26.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 2-28-26.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	5.6
Build America Mutual Assurance Company	3.3
National Public Finance Guarantee Corp.	0.1
TOTAL	9.0
The fund had the following portfolio composition as a percentage of net assets on 2-28-26:
General obligation bonds	13.6%
Revenue bonds	84.9%
Other revenue	29.1%
Health care	17.0%
Education	9.2%
Airport	8.4%
Development	7.1%
Utilities	3.7%
Water and sewer	3.2%
Transportation	2.9%
Housing	2.5%
Pollution	1.1%
Tobacco	0.5%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	31

Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.2%
TOTAL	100.0%
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$1,536,619,761	—	$1,536,619,761	—
Corporate bonds	2,926,000	—	2,926,000	—
Closed-end funds	1,836,624	$1,836,624	—	—
Short-term investments	4,261,659	4,261,659	—	—
Total investments in securities	$1,545,644,044	$6,098,283	$1,539,545,761	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	426,038	$7,238,898	$289,198,201	$(292,175,837)	$596	$(199)	$199,641	—	$4,261,659
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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